Foreign exchange gain (loss), net (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Foreign exchange gain (loss), net

	12.31.2019	12.31.2018	12.31.2017
Monetary and foreign exchange variations
Assets:
Advances to suppliers	—	—	(1.3)
Tax credits	(8.6)	(26.8)	(2.5)
Trade accounts receivable and contract assets	(8.1)	(25.7)	(18.2)
Cash and cash equivalents and financial investments	(16.9)	(63.9)	(0.6)
Other	11.1	(15.8)	(0.7)

	(22.5)	(132.2)	(23.3)

Liabilities:
Loans and financing	7.5	81.2	5.4
Advances from customers	—	—	7.2
Provisions	4.2	14.3	2.9
Taxes and charges payable	0.8	6.3	0.8
Other payables	(9.2)	10.6	3.1
Suppliers	15.2	(1.5)	0.4
Provisions for contingencies	5.4	3.1	(1.3)
Other	2.4	(3.8)	(1.6)

	26.3	110.2	16.9

Net monetary and foreign exchange variations	3.8	(22.0)	(6.4)

Derivative financial instruments	(4.1)	17.0	12.1

Foreign exchange gain (loss), net	(0.3)	(5.0)	5.7